Shareholder Fees - FidelitySAIInternationalIndexFunds-ComboPRO	Dec. 30, 2022 USD ($)
FidelitySAIInternationalIndexFunds-ComboPRO | Fidelity SAI Emerging Markets Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none